ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 - 3600 WWW.ROPESGRAY.COM

April 14, 2016	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Aston Funds (Registration Nos. 033-68666 and 811-08004)

Ladies and Gentlemen:

On behalf of Aston Funds (the “Trust”), we are filing today through EDGAR, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, a copy of the Trust’s preliminary proxy statement relating to its June 3, 2016 special meeting of stockholders of ASTON Small Cap Fund (formerly, ASTON/TAMRO Small Cap Fund) (the “Fund”). The meeting is being called for the purposes described in the enclosed proxy statement. Copies of the proxy statement are expected to be mailed to the Fund’s shareholders beginning on or about April 25, 2016.

Please direct any questions concerning this filing to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann